Average Annual Total Returns - FidelityHealthyFutureFund-AMCIZPRO - FidelityHealthyFutureFund-AMCIZPRO - Fidelity Healthy Future Fund	Jun. 29, 2024
Fidelity Advisor Healthy Future Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.04%
Since Inception	8.32%	[1]
Fidelity Advisor Healthy Future Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	18.85%
Since Inception	8.14%	[2]
Fidelity Advisor Healthy Future Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.16%
Since Inception	5.25%	[3]
Fidelity Advisor Healthy Future Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	11.87%
Since Inception	4.00%	[4]
Fidelity Advisor Healthy Future Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.87%
Since Inception	4.00%	[4]
Fidelity Advisor Healthy Future Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.03%
Since Inception	3.06%	[4]
Fidelity Advisor Healthy Future Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.72%
Since Inception	7.08%	[5]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	12.10%
IXV9X
Average Annual Return:
Past 1 year	16.49%
Since Inception	8.83%

[1]	E From May 24, 2022 .
[2]	D From May 24, 2022 .
[3]	B From May 24, 2022 .
[4]	A From May 24, 2022 .
[5]	C From May 24, 2022 .